DECONSOLIDATION OF SUBSIDIARIES (Schedule Of Calculation Of Gain (Loss) On Consolidation) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Calculation of gain on deconsolidation
Cash consideration received				$ 81,000
Fair value of investment		278,150,000		97,015,000
Amounts due to Renren Inc.		(1,343,000)		(1,456,000)	(1,387,000)
Gain (loss) on deconsolidation of the subsidiaries		489,000		132,665,000
Consideration received		46,484,000
Nuomi Inc [Member]
Calculation of gain on deconsolidation
Deconsolidation of subsidiary, date				Oct. 26, 2013
Cash consideration received		49,606,000
Fair value of investment				63,626,000
Less: Cash and cash equivalents				18,310,000
Prepaid expenses and other current assets				26,417,000
Property and equipment, net				1,318,000
Other non-current assets				190,000
Accounts payable				(28,467,000)
Accrued expenses and other payables				(10,957,000)
Amounts due to Renren Inc.				(74,825,000)
Deferred revenue				(1,181,000)
Gain (loss) on deconsolidation of the subsidiaries	56,993,000			132,821,000
Qingting [Member]
Calculation of gain on deconsolidation
Deconsolidation of subsidiary, date				Oct. 31, 2013
Cash consideration received				81,000
Fair value of investment				160,000
Less: Cash and cash equivalents				328,000
Prepaid expenses and other current assets				5,000
Property and equipment, net				64,000
Gain (loss) on deconsolidation of the subsidiaries				(156,000)
Qianjun Technology [Member]
Calculation of gain on deconsolidation
Deconsolidation of subsidiary, date		Dec. 01, 2014
Cash consideration received		25,000,000
Less: The repayment of intercompany loan provided by the Company		21,831,000
Net consideration received		3,169,000
Less: Cash and cash equivalents		168,000
Other current assets		3,654,000
Property and equipment, net		2,347,000
Intangible assets, net		11,509,000
Goodwill		13,652
Other non-current assets		78,000
Income tax payable		(426,000)
Net assets of Qianjun Technology		725,000
Less: Transaction related cost		1,955,000	[1]
Current liabilities		(8,426,000)
Amounts due to Renren Inc.		(21,831,000)
Gain (loss) on deconsolidation of the subsidiaries		$ 489,000

[1]	The transaction related cost represents the incremental cost resulting from the acceleration of the vesting of the nonvested restricted shares, which were granted to the employee of Qianjun Technology, to be fully vested on the disposition day (see Note 18).